TAXATION (Schedule of Movement of Valuation Allowances) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
At beginning of year	¥ (66,223,501)	¥ (54,792,006)	¥ (67,263,314)
Current year additions	(42,043,420)	(38,362,418)	(20,392,519)
Utilization and reversal of valuation allowances	21,823,558	26,930,923	32,863,827
At end of year	¥ (86,443,363)	¥ (66,223,501)	¥ (54,792,006)